Intangible Assets - Summary of Changes in Company's Intangible Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Jan. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Leased software and licences	$ 0.7	$ 0.7
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Post-closing adjustments related to business combination	$ 0.8